Investment properties - Lease (Details) - Investment properties - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investment properties
Properties held under finance leases	£ 5,689	£ 6,020
Present value of minimum lease payments due	43	49
Minimum future rentals receivable on non-cancellable operating leases of freehold investment properties	3,681	4,025
Minimum future rentals receivable on non-cancellable sub-leases for properties held under finance leases	1,527	2,238
Expected to be settled within one year
Investment properties
Minimum future rentals receivable on non-cancellable operating leases of freehold investment properties	322	314
1 to 5 years
Investment properties
Minimum future rentals receivable on non-cancellable operating leases of freehold investment properties	£ 1,073	£ 1,077
Over 5 years
Investment properties
Percentage of lease payments due	73.00%	76.00%
Minimum future rentals receivable on non-cancellable operating leases of freehold investment properties	£ 2,286	£ 2,634